CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenues	$ 416	$ 322	$ 815	$ 706
Direct operating costs	(72)	(54)	(141)	(116)
General and administrative expenses	(10)	(8)	(20)	(14)
Depreciation and amortization expense	(70)	(67)	(145)	(143)
Profit (loss) from operating activities	264	193	509	433
Interest expense	(68)	(62)	(131)	(94)
Remeasurement of Exchangeable and Class B Shares	(103)	(238)	(276)	(140)
Mark-to-market on hedging items	(15)	(20)	(25)	(22)
Other expense	160	(15)	146	(25)
Income before income tax	238	(142)	223	152
Income tax (expense) recovery
Current	(51)	(35)	(104)	(79)
Deferred	(122)	(17)	(140)	(66)
Net (loss) income	65	(194)	(21)	7
Attributable to:
Profit (loss), attributable to parent	(43)	(266)	(221)	(149)
Profit (loss), attributable to non-controlling interests	$ 108	$ 72	$ 200	$ 156